Subsequent events (Detail) - USD ($)	1 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Nov. 30, 2019	Feb. 28, 2022	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Principle amount						$ 1,000,000
Distribution Agreement	$ 17,100,000				$ 17,100,000
Class A Ordinary Shares
Subsequent Event [Line Items]
Common stock, shares issued					133,581,883		69,361,883
Number of shares issued			18,700,000
Subsequent Event | Delta Capital Growth Fund II, L.P
Subsequent Event [Line Items]
Principle amount				$ 1,000,000
Annual interest rates				10.00%
Subsequent Event | 2021 Plan
Subsequent Event [Line Items]
Number of shares issued	5,000,000	5,000,000